John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Developed International ETF (the fund)

Supplement dated March 17, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective March 30, 2020, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)

Management fee[1]	0.35
Other expenses	0.10
Total annual fund operating expenses	0.45
Contractual expense reimbursement[2]	–0.06
Total annual fund operating expenses after expense reimbursements	0.39

1  “Management fee” has been restated to reflect the contractual management fee schedule effective March 30, 2020.

2  The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)

1 year	40
3 years	138
5 years	246
10 years	561

Effective March 30, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
All asset levels	0.35

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.35% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective March 30, 2020.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Emerging Markets ETF (the fund)

Supplement dated March 17, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective March 30, 2020, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee[1]	0.44
Other expenses	0.13
Total annual fund operating expenses	0.57
Contractual expense reimbursement[2]	–0.08
Total annual fund operating expenses after expense reimbursements	0.49

1  “Management fee” has been restated to reflect the contractual management fee schedule effective March 30, 2020.

2  The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.49% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	50
3 years	175
5 years	310
10 years	706

Effective March 30, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
All asset levels	0.44

During the fiscal period from September 27, 2018 to April 30, 2019, the fund paid the advisor a management fee equal to 0.43% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective March 30, 2020.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Large Cap ETF (the fund)

Supplement dated March 17, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective March 30, 2020, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee[1]	0.26
Other expenses	0.06
Total annual fund operating expenses	0.32
Contractual expense reimbursement[2]	–0.03
Total annual fund operating expenses after expense reimbursements	0.29

1  “Management fee” has been restated to reflect the contractual management fee schedule effective March 30, 2020.

2  The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	30
3 years	100
5 years	177
10 years	403

Effective March 30, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
All asset levels	0.26

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.28% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective March 30, 2020.

Also, effective March 30, 2020, in the “Fund details” section, the third paragraph under the heading “Who’s who – Additional information about fund expenses” is removed in its entirety.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Mid Cap ETF (the fund)

Supplement dated March 17, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective March 30, 2020, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee[1]	0.37
Other expenses	0.07
Total annual fund operating expenses	0.44
Contractual expense reimbursement[2]	–0.02
Total annual fund operating expenses after expense reimbursements	0.42

1  “Management fee” has been restated to reflect the contractual management fee schedule effective March 30, 2020.

2  The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	43
3 years	139
5 years	244
10 years	553

Effective March 30, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
All asset levels	0.37

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.38% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective March 30, 2020.

Also, effective March 30, 2020, in the “Fund details” section, the third paragraph under the heading “Who’s who – Additional information about fund expenses” is removed in its entirety.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Small Cap ETF (the fund)

Supplement dated March 17, 2020 to the current Prospectus (the prospectus), as may be supplemented

Effective March 30, 2020, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee[1]	0.39
Other expenses	0.10
Total annual fund operating expenses	0.49
Contractual expense reimbursement[2]	–0.07
Total annual fund operating expenses after expense reimbursements	0.42

1  “Management fee” has been restated to reflect the contractual management fee schedule effective March 30, 2020.

2  The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)
1 year	43
3 years	150
5 years	267
10 years	609

Effective March 30, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
All asset levels	0.39

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.40% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective March 30, 2020.

You should read this supplement in conjunction with the prospectus and retain it for future reference.